Stock Based Compensation (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 08, 2021	May 24, 2022	Jun. 30, 2024	Jun. 30, 2023
Stock based compensation expense			$ 1,169,843	$ 3,664,538
Stock Option
Grant date				10 years
Average fair value price per share			$ 3.40	$ 92.60
Closing stock price			$ 7.20	$ 45.00
Estimated forfeitures rate			0.00%	0.00%
Stock based compensation expense			$ 1,169,803	$ 3,664,500
Weighted average vesting period				2 years
Unrecognized compensation expense related to unvested stock options outstanding			$ 265,200
Shares available for future issuance			213,214
Stock Option | Minimum [Member]
Stock options increased shares issued	138,889	222,222
Stock Option | Maximum [Member]
Stock options increased shares issued	277,778	500,000